EMPLOYEE BENEFITS (Details 12) - Post Employment Healthcare Benefits [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of obligations	R$ 379,161	R$ 454,161	R$ 481,118
Liabilities	R$ 379,161	R$ 454,161	R$ 481,118	R$ 537,290